DERIVATIVES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES

NOTE 10. DERIVATIVES

The Company is a party to interest rate derivatives that are not designated as hedging instruments. These derivatives relate to interest rate swaps that the Company enters into with customers to allow customers to convert variable rate loans to a fixed rate. The Company pays interest to the customer at a floating rate on the notional amount and receives interest from the customer at a fixed rate for the same notional amount. At the same time the interest rate swap is entered into with the customer, an offsetting interest rate swap is entered into with another financial institution. The Company pays the other financial institution interest at the same fixed rate on the same notional amount as the swap entered into with the customer, and receives interest from the financial institution for the same floating rate on the same notional amount. The changes in the fair value of the swaps offset each other, except for any credit risk of the counterparties, which is determined by taking into consideration the risk rating, probability of default and loss of given default for all counterparties. Any fees received were recognized in earnings at the time of the transaction. The Company recorded $1.8 million and $0.8 million of customer swap fees in noninterest income in the accompanying statement of income for the three months ended June 30, 2014 and 2013, respectively and $2.2 million and $1.2 million for the six months ended June 30, 2014 and 2013, respectively.

All derivative positions held by the Company as of June 30, 2014 were not designated as hedging instruments under ASC 815-10. As of June 30, 2014, the Company has not recorded any credit adjustments related to the credit risk of the counterparties. There was no change in the fair value of derivative assets and derivative liabilities attributable to credit risk included in “Noninterest Expense” on the statements of income for the three or six months ended June 30, 2014.

The following tables summarize the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet:

June 30, 2014	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$292,497	$8,607	$33,236	$270
Interest rate contracts—pay fixed, receive floating	—	—	325,733	8,337

Total derivatives	$292,497	$8,607	$358,969	$8,607

December 31, 2013	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$126,011	$2,660	$43,539	$1,488
Interest rate contracts—pay fixed, receive floating	—	—	169,551	1,172

Total derivatives	$126,011	$2,660	$213,090	$2,660

The Company has entered into transactions subject to an enforceable master netting arrangement with a financial institution. The following table summarizes the gross and net fair values of the Company’s derivatives outstanding with this counterparty included in “Other Liabilities” in the accompanying consolidated balance:

June 30, 2014	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
	(Dollars in thousands)
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$8,607	$(270)	$8,337

Total	$8,607	$(270)	$8,337

December 31, 2013	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
	(Dollars in thousands)
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$2,660	$(1,488)	$1,172

Total	$2,660	$(1,488)	$1,172

At June 30, 2014, the Company has pledged investment securities available for sale with a carrying amount of $9.3 million as collateral for these interest rate swaps in a liability position. The amount of collateral required to be posted by the Company varies based on the settlement value of outstanding swaps.

As of June 30, 2014 and December 31, 2013, substantially all of the floating rate terms within the interest rate contracts held by the Company were indexed to 1-month LIBOR.

The fair value of the derivative assets and liabilities are included in a table in Note 17 “Fair Value Measurements,” in the line items “Derivative assets” and “Derivative liabilities.”

NOTE 10. DERIVATIVES

The Company is a party to interest rate derivatives that are not designated as hedging instruments. These derivatives relate to interest rate swaps that the Company enters into with customers to allow customers to convert variable rate loans to a fixed rate. The Company pays interest to the customer at a floating rate on the notional amount and receives interest from the customer at a fixed rate for the same notional amount. At the same time the interest rate swap is entered into with the customer, an offsetting interest rate swap is entered into with another financial institution. The Company pays the other financial institution interest at the same fixed rate on the same notional amount as the swap entered into with the customer, and receives interest from the financial institution for the same floating rate on the same notional amount. The changes in the fair value of the swaps offset each other, except for any credit risk of the counterparties, which is determined by taking into consideration the risk rating, probability of default and loss of given default for all counterparties. Any fees received were recognized in earnings at the time of the transaction. The Company recorded $3.3 million of customer swap fees in non-interest income in the accompanying statements of operations for the year ended December 31, 2013.

All derivate positions held by the Company for the year-ended and as of December 31, 2013 were not designated as hedging instruments under ASC 815-10. As of December 31, 2013, the Company has not recorded any credit adjustments related to the credit risk of the counterparties. There was no change in the fair value of derivative assets and derivative liabilities attributable to credit risk included in “Other income” on the statements of operations for the year ended December 31, 2013.

The following tables summarize the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
Derivative not designated as hedging instruments under ASC 815-10
Interest rate contracts—pay floating, receive fixed	$126,011	$2,660	$43,539	$1,488
Interest rate contracts—pay fixed, receive floating	—	—	169,551	1,172

Total derivatives	$126,011	$2,660	$213,090	$2,660

The Company has entered into transactions subject to an enforceable master netting arrangement with a financial institution. The following table summarizes the gross and net far values of the Company’s derivatives outstanding with this counterparty included in “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts in the consolidated balance sheets
Offsetting derivative liabilities
Counterparty A—Interest rate contracts	$2,660	$(1,488)	$1,172

Total	$2,660	$(1,488)	$1,172

The following table summarizes notional values, maturity date, and contractual fixed rates of the Company’s derivatives outstanding included in “Other Assets” and “Other Liabilities” in the accompanying consolidated balance sheet at December 31, 2013:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Notional	Range of Fixed Interest Rates	Notional	Range of Fixed Interest Rates
Derivative not designated as hedging instruments under ASC 815-10 with maturity during the years ending December 31,
Interest rate contracts—pay floating, receive fixed
2017	$942	3.90%	$—	—
2018	41,228	3.95-5.84%	—	—
2020	10,516	4.71-6.66%	—	—
2021	913	4.46%	—	—
2023	67,555	3.16-6.69%	43,539	4.60-4.91%
2026	4,857	4.45%	—	—

Total—pay floating, receive fixed	126,011	3.16-6.69%	43,539	4.60-4.91%
Interest rate contracts—pay fixed, receive floating
2017	—	—	942	3.90%
2018	—	—	41,228	3.95-5.84%
2020	—	—	10,516	4.71-6.66%
2021	—	—	913	4.46%
2023	—	—	111,095	3.16-6.69%
2026	—	—	4,857	4.45%

Total—pay fixed, receive floating	—	—	169,551	3.16-6.69%

Total derivatives	$126,011	3.16-6.69%	$213,090	3.16-6.69%

As of December 31, 2013, substantially all of the floating rate terms within the interest rate contracts held by the Company were indexed to 1-month LIBOR. There were no interest rate derivatives outstanding and corresponding derivative assets or liabilities at December 31, 2012.

The fair value of our derivatives is included in a table in Note 21 “Fair Value Measurements,” in the line items “Derivative assets” and “Derivative liabilities.”